UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3757

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND a series of Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	11/30/08

FORM N-CSR

Item 1. Reports to Stockholders.

[INSERT REPORT HERE]

Dreyfus California AMT-Free Municipal Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2008

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

25	Statement of Assets and Liabilities

26	Statement of Operations

27	Statement of Changes in Net Assets

29	Financial Highlights

33	Notes to Financial Statements

43	Information About the Review and Approval of the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus California AMT-Free Municipal Bond Fund, Inc.

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Dreyfus California AMT-Free Municipal Bond Fund, Inc., covering the six-month period from June 1, 2008, through November 30, 2008.

The U.S. and global economies suffered during the reporting period amid a financial crisis that sparked sharp declines in virtually all areas of the financial markets, including municipal bonds. According to our Chief Economist, four key elements fueled the crisis: a sharp decline in home prices; high leverage and an ambiguous private/public status at mortgage agencies Fannie Mae and Freddie Mac; high leverage among financial institutions, especially investment banks; and regulatory policies and behaviors that exacerbated financial stresses.The governments and central banks of major industrialized nations have responded with massive interventions, including nationalizing some troubled financial institutions, providing loans to others and guaranteeing certain financial instruments. However, the U.S. and global financial systems remain fragile, and economic weakness is likely to persist.

In our view, today’s investment environment is rife with near-term challenges and long-term opportunities. Now more than ever, it is important to ensure that your investments are aligned with your current needs, future goals and attitudes toward risk.We urge you to speak regularly with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation December 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008, through November 30, 2008, as provided by Joseph P. Darcy, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2008, Dreyfus California AMT-Free Municipal Bond Fund’s Class A, B, C and Z shares achieved total returns of –6.71%, –6.96%, –7.08% and –6.61%, respectively.1 The Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of –4.98% for the same period.2 In addition, the average total return for all funds reported in the Lipper California Municipal Debt Funds category was –10.50% .3

A severe financial crisis and economic slowdown produced heightened volatility among many asset classes, including municipal bonds.The fund produced lower returns than its benchmark, which does not reflect fees and expenses like a mutual fund, and higher returns than its Lipper category average, primarily due to its emphasis on higher-quality securities.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund also seeks to provide income exempt from the federal Alternative Minimum Tax (“AMT”).The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund’s average portfolio maturity is not restricted.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Economic Slump, Financial Crisis Hurt Municipal Bonds

A credit crisis sent shockwaves throughout the municipal bond market before the reporting period began, as highly leveraged institutional investors were forced by losses among mortgage- and asset-backed securities to sell their more liquid and creditworthy holdings, including municipal bonds. In addition, the credit crisis produced difficult liquidity conditions in the auction-rate securities market and massive losses among municipal bond insurers, which began to trade at lower levels commensurate with their underlying credit quality.These developments were exacerbated by declining housing prices, rising unemployment and plummeting consumer confidence, which weighed heavily on the U.S. economy.

Over the summer of 2008, the credit crisis mushroomed into a global financial crisis when a number of major financial institutions collapsed, requiring government bailouts. The U.S. banking system nearly ground to a halt, and the financial crisis produced extreme volatility in September and October.

These factors put renewed pressure on the fiscal conditions of most states and municipalities.The state of California was particularly hard-hit by the housing downturn.As of the reporting period’s end, the state had projected substantial revenue shortfalls and was searching for ways to bridge the gap.

Lower-Rated Credits Undermined Returns

Through rigorous credit analysis, we attempted to focus on AMT-free municipal bonds from California issuers with solid revenue streams and sound credit and liquidity profiles, such as securities backed by essential services facilities with well-defined revenues. Conversely, we maintained relatively light exposure to the state’s general obligation debt.The fund also achieved relatively strong results from bonds with intermediate-term maturities, which held up better than their longer-term counterparts. However, longer-term bonds and holdings with lower credit ratings were hard-hit, and even a small amount of such securities dampened the fund’s results.

Staying Cautious in a Turbulent Market

Over the near term, we intend to maintain a cautious approach, including a focus on income-oriented municipal bonds with maturities in the 15- to 20-year range and strong credit and liquidity profiles. Over the longer term, we have identified a number of California bonds that we regard as fundamentally sound, but have been beaten down by the volatile market. We intend to take advantage of such opportunities when we begin to see signs of an eventual recovery.

December 15, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns.

Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-California residents. Capital gains, if any, are fully taxable.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment- grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus California AMT-Free Municipal Bond Fund, Inc. from June 1, 2008 to November 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended November 30, 2008

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.70	$ 7.36	$ 8.46	$ 3.68
Ending value (after expenses)	$932.90	$930.40	$929.20	$933.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2008

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000†	$ 4.91	$ 7.69	$ 8.85	$ 3.85
Ending value (after expenses)	$1,020.21	$1,017.45	$1,016.29	$1,021.26

† Expenses are equal to the fund’s annualized expense ratio of .97% for Class A, 1.52% for Class B, 1.75% for
Class C and .76% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.4%	Rate (%)	Date	Amount ($)		Value ($)

California—89.5%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000		3,528,770
ABAG Finance Authority for
Nonprofit Corporations, Insured
Revenue (Sansum-Santa Barbara
Medical Foundation Clinic)	5.50	4/1/21	3,500,000		3,342,780
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000		3,307,520
Alameda Corridor Transportation
Authority, Revenue (Insured;
MBIA, Inc.)	5.13	10/1/16	2,000,000		2,064,160
Alameda County,
COP (Insured; MBIA, Inc.)	5.38	12/1/13	4,500,000		4,766,490
Alameda County,
COP (Insured; MBIA, Inc.)	5.38	12/1/14	5,500,000		5,812,290
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	15,000,000		13,646,850
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.50	4/1/43	10,000,000		9,607,700
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000		4,255,950
California,
GO	5.25	2/1/12	90,000	[a]	98,908
California,
GO (Various Purpose)	5.50	4/1/28	20,000		19,602
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	8,530,000		8,142,226
California Department of Water
Resources, Power Supply Revenue	5.88	5/1/12	10,000,000	[a]	11,344,500
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	10,000,000		9,806,600
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/11	5,000	[a]	5,536

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/11	225,000	[a]	249,118
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.50	12/1/15	1,270,000		1,349,311
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/26	7,500,000		7,325,925
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/27	11,600,000		11,226,712
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	210,000		164,226
California Educational Facilities
Authority, Revenue (Pooled
College and University Projects)	5.63	7/1/23	135,000		145,625
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	55,000,000		45,091,750
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000		836,061
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000		946,300
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	4,475,000		3,726,511
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.13	12/1/09	30,695,000	[a]	32,558,800
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	9,460,000	[a]	10,046,236
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000		1,891,640

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,465,000	7,224,403
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
MBIA, Inc.)	5.35	7/15/09	240,000 [a]	249,062
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
MBIA, Inc.)	5.35	8/15/28	2,290,000	2,061,618
California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	16,195,000	14,724,656
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	18,848,016
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	920,470
California Infrastructure and
Economic Development
Bank, Revenue
(The J. Paul Getty Trust)	4.00	12/1/11	2,645,000	2,657,273
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000	5,142,825
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/37	22,110,000	15,387,012
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; MBIA, Inc.)	5.90	6/1/14	59,330,000	63,131,273
California Public Works Board,
LR (Department of Corrections,
California State Prison—Kern
County at Delano II)	5.50	6/1/13	3,000,000	3,199,230

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Public Works Board,
LR (Department of
Corrections, Calipatria
State Prison, Imperial
County) (Insured; MBIA, Inc.)	6.50	9/1/17	13,000,000		14,824,420
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000		1,578,108
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/20	1,275,000		1,172,847
California Public Works Board,
LR (University of California
Research Projects) (Insured;
MBIA, Inc.)	5.25	11/1/28	10,005,000		9,541,068
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000		5,375,150
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	3,500,000	[a]	3,992,415
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	2,500,000	[a]	2,851,725
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	5,250,000	[a]	5,988,623
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,380,384
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		4,705,200
California State University
Trustees, Systemwide Revenue
(Insured; MBIA, Inc.)	5.00	11/1/26	10,485,000		9,812,387

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	2,780,000	[a]	3,020,970
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	1,220,000	[a]	1,323,322
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000		14,903,000
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,880,000		5,741,841
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000		8,784,100
California Statewide Communities
Development Authority,
Revenue (Daughters of
Charity Health System)	5.25	7/1/24	8,205,000		5,960,522
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center Project)	5.25	12/1/27	9,000,000		6,939,720
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000		11,761,605
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000		5,060,399
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000		12,840,100
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000		2,352,709
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000		15,040,051

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000		15,740,319
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/36	14,355,000		13,408,718
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,500,000		3,568,050
Capistrano Unified School
District, Community Facilities
District Special Tax
Number 98 (Ladera)	5.75	9/1/09	5,500,000	[a]	5,806,625
Capistrano Unified School
District, Community Facilities
District Number 98-2, Special
Tax Revenue (Insured; FGIC)	5.00	9/1/19	3,545,000		3,123,854
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; FGIC)	6.00	8/1/24	2,075,000		2,137,603
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; MBIA, Inc.)	5.50	10/1/13	1,000,000		1,044,420
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project)
(Insured; AMBAC)	0.00	8/1/27	10,000,000	[b]	3,232,300
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals
of Central California
Obligated Group)	6.00	2/1/10	5,000,000	[a]	5,309,900
Central California Joint Powers
Health Financing Authority, COP
(Community Hospitals of Central
California Obligated Group)	6.00	2/1/10	1,000,000	[a]	1,061,980

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Central California Joint Powers
Health Financing Authority, COP
(Community Hospitals of Central
California Obligated Group)	5.75	2/1/11	18,500,000	[a]	20,226,790
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/22	3,000,000	[b]	1,349,160
Chabot-Las Positas Community
College District, GO
(Insured; AMBAC)	0.00	8/1/32	10,000,000	[b]	2,159,400
Chino Valley Unified School
District, GO (Insured; MBIA, Inc.)	5.25	8/1/30	10,000,000		9,443,200
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000	[b]	11,061,734
Compton Public Finance Authority,
LR (Various Capital Projects)
(Insured; AMBAC)	5.25	9/1/27	13,355,000		12,305,564
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/09	2,260,000	[a]	2,371,328
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/28	320,000		251,805
Cucamonga County Water District,
COP (Water Shares Purpose)
(Insured; FGIC)	5.25	9/1/25	5,555,000		5,350,743
Delano,
COP (Delano Regional
Medical Center)	5.25	1/1/18	13,500,000		11,842,740
Dublin Unified School District,
GO (Insured; FSA)	5.00	8/1/29	13,430,000		12,637,361
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/19	3,855,000		3,732,372

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Fontana Community Facilities
District Number 2, Senior
Special Tax Revenue (Village
of Heritage) (Insured; MBIA, Inc.)	5.25	9/1/17	10,000,000		9,914,800
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000		12,162,630
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		10,427,522
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.05	1/1/10	2,000,000		2,121,540
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000		1,406,016
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	5.25	1/15/12	4,550,000		4,618,477
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	5.13	1/15/19	2,000,000		1,859,820
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	3,400,000	[a]	3,601,892
Fremont Union High School
District, GO (Insured; FGIC)	5.25	9/1/10	4,000,000	[a]	4,237,520
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000		2,055,050
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; FSA)	0/4.55	6/1/22	1,725,000	[c]	1,370,426
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	14,770,000	[a]	16,998,498

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,000,000		6,069,300
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	34,725,000		21,893,418
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/21	4,375,000	[b]	2,207,012
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/22	4,605,000	[b]	2,169,554
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/23	4,850,000	[b]	2,135,018
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/26	3,265,000	[b]	1,178,338
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/08	2,000,000	[a]	2,000,500
Kaweah Delta Health Care District,
Revenue	6.00	8/1/12	9,000,000	[a]	10,370,970
Lincoln, Community Facilities
District Number 2003-1
Special Tax Bonds
(Lincoln Crossing Project)	5.65	9/1/13	1,125,000	[a]	1,299,409
Long Beach Bond Finance Authority,
Natural Gas Purchase Revenue	5.50	11/15/28	9,000,000		6,392,610
Los Angeles,
Wastewater System Revenue
(Insured; FSA)	5.00	6/1/32	6,050,000		5,433,082
Los Angeles,
Wastewater System Revenue
(Insured; MBIA, Inc.)	4.75	6/1/35	10,000,000		8,432,800
Los Angeles Community College
District, GO	5.00	8/1/33	18,000,000		16,451,460
Los Angeles Community College
District, GO (Insured; MBIA, Inc.)	5.50	8/1/11	1,845,000	[a]	2,023,725

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue
(Insured; FGIC)	5.00	7/1/10	1,450,000	[a]	1,543,307
Los Angeles Department of Water
and Power, Power
System Revenue	5.00	7/1/30	10,000,000		9,241,400
Los Angeles Unified School
District, GO (Insured; AMBAC)	5.00	7/1/26	10,250,000		9,810,070
Los Angeles Unified School
District, GO (Insured; FGIC)	5.00	7/1/21	5,080,000		5,121,656
Los Angeles Unified School
District, GO (Insured; MBIA, Inc.)	5.75	7/1/15	3,000,000		3,367,890
Los Angeles Unified School
District, GO (Insured; MBIA, Inc.)	5.75	7/1/17	8,385,000		9,397,405
Madera County,
COP (Valley Children’s
Hospital) (Insured; MBIA, Inc.)	6.50	3/15/09	3,370,000		3,404,307
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	[b]	2,187,539
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000		1,430,636
Mount Diablo Unified School
District, GO (Insured; MBIA, Inc.)	5.00	6/1/27	4,670,000		4,538,213
Murrieta Valley Unified School
District, GO (Insured; FGIC)	0.00	9/1/21	4,950,000	[b]	2,365,259
Natomas Unified School District,
GO (Insured; FSA)	5.00	8/1/31	13,470,000		12,470,795
Natomas Unified School District,
GO (Insured; MBIA, Inc.)	5.95	9/1/21	2,500,000		2,660,525
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.00	1/1/16	670,000	[a]	833,976
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.50	7/1/21	375,000	[a]	468,735
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; MBIA, Inc.)	6.30	7/1/18	26,400,000		30,155,928

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Oakland Unified School District,
GO (Insured; FGIC)	5.25	8/1/24	17,275,000		16,253,011
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.00	8/15/10	3,000,000	[a]	3,244,710
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000		2,509,585
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000		4,467,840
Orange County Public Financing
Authority, LR (Juvenile Justice
Center Facility) (Insured; AMBAC)	5.38	6/1/19	2,000,000		2,048,560
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000		898,970
Pomona Redevelopment Agency,
Tax Allocation Revenue
(West Holt Avenue
Redevelopment Project)	5.50	5/1/32	3,000,000		2,808,870
Rancho California Water District
Financing Authority, Revenue
(Insured; FSA)	5.00	8/1/28	8,965,000		8,595,911
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)
(Insured; MBIA, Inc.)	5.38	9/1/25	7,485,000		6,820,781
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)	5.63	7/1/14	10,430,000	[a]	12,053,012
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000		1,171,649
Sacramento County Laguna Creek
Ranch/Elliott Ranch Community
Facilities District Number 1,
Improvement Area Number 1,
Special Tax Bonds (Laguna
Creek Ranch)	5.40	12/1/09	1,220,000		1,219,719

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
Sacramento County Water
Financing Authority,
Revenue (Sacramento County
Water Agency Zones 40
and 41 2007 Water System
Project) (Insured; FGIC)	5.00	6/1/25	10,845,000		10,172,068
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA, Inc.)	6.50	9/1/13	6,930,000		7,507,893
San Bernardino County,
COP (Capital Facilities Project)	6.88	8/1/24	5,000,000		5,947,050
San Diego,
Water Utility Fund Net System
Revenue (Insured; FGIC)	4.75	8/1/28	19,970,000		17,421,029
San Diego County,
COP (Burnham Institute for
Medical Research)	5.70	9/1/09	2,405,000	[a]	2,504,086
San Diego County,
COP (Burnham Institute for
Medical Research)	6.25	9/1/09	3,800,000	[a]	3,987,226
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000		1,692,635
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	5,190,000		3,425,556
San Diego Unified School District,
GO (Insured; FSA)	5.25	7/1/16	1,465,000		1,587,269
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000		2,986,851
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; FGIC)	5.00	5/1/21	1,000,000		935,440
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series
Revenue (Issue 34D)	5.25	5/1/26	4,000,000		3,743,920

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

California (continued)
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	17,195,000		16,590,424
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	[b]	207,851
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	[b]	176,315
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA, Inc.)	0.00	1/15/32	48,295,000	[b]	9,727,096
San Jose Unified School District,
GO (Insured; FGIC)	5.00	8/1/24	10,000,000		9,569,600
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue	5.10	8/1/11	1,835,000	[a]	1,992,149
Santa Clara Unified School
District, GO	5.50	7/1/16	1,870,000		1,965,632
Santa Clara Valley Transportation
Authority, Measure A Sales Tax
Revenue (Insured; AMBAC)	5.00	4/1/32	7,715,000		7,106,132
Santa Rosa,
Wastewater Revenue
(Insured; FSA)	5.25	9/1/24	5,110,000		5,055,630
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000		2,671,850
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School District
GO Bond) (Insured; FSA)	5.00	8/1/27	6,500,000		6,218,160
Tobacco Securitization Authority
of Northern California, Tobacco
Settlement Asset-Backed Bonds
(Sacramento County Tobacco
Securitization Corporation)	5.38	6/1/38	20,000,000		12,337,200

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,245,000	1,721,399
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	365,535
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000	14,461,261
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000	10,447,000
West Covina Redevelopment Agency,
Community Facilities District, Special
Tax Revenue (Fashion Plaza)	6.00	9/1/17	6,000,000	6,556,020
West Covina Redevelopment Agency,
Community Facilities District, Special
Tax Revenue (Fashion Plaza)	6.00	9/1/22	11,325,000	11,622,961
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000 [b]	485,220
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital)	5.75	6/1/12	10,090,000 [a]	11,416,129
Yorba Linda Water District,
Revenue, COP (Capital
Improvement Projects)	5.00	10/1/38	3,000,000	2,668,860
U.S. Related—6.9%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000	1,747,000
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.75	7/1/10	2,000,000 [a]	2,142,640
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,295,890

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	5.50	7/1/13	4,750,000	5,000,563
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	2,000,000 [a]	2,138,640
Puerto Rico Infrastructure
Financing Authority, Special
Obligation Bonds	5.50	10/1/32	10,000,000	9,999,200
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	39,000,000	38,764,830
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	8,706,822
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,459,155
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	8,380,600
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,759,308
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	740,000	757,782
Virgin Islands Public Finance
Authority, Revenue, Virgin Islands
Matching Fund Loan Notes	6.00	10/1/22	2,000,000	1,712,600
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,010,600
Total Long-Term Municipal
Investments
(cost $1,326,544,602)				1,236,041,290

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.3%	Rate (%)	Date	Amount ($)		Value ($)

California;
California Department of Water
Resources, Power Supply
Revenue (LOC; Citibank NA)	0.65	12/1/08	12,400,000	[d]	12,400,000
Irvine Reassessment District
Number 85-7, Limited
Obligation Improvement Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.25	12/1/08	8,300,000	[d]	8,300,000
Sacramento County Sanitation
Districts Financing Authority,
Subordinate Lien Revenue,
Refunding (Sacramento Regional
County Sanitation District) (Liquidity
Facility; Bank of America)	0.70	12/1/08	5,500,000	[d]	5,500,000
Western Riverside County Regional
Wastewater Authority, Revenue
(Western Riverside County Regional
Wastewater Treatment System)
(LOC; Dexia Credit Locale)	1.00	12/1/08	2,750,000	[d]	2,750,000
Total Short-Term Municipal Investments
(cost $28,950,000)					28,950,000

Total Investments (cost $1,355,494,602)			98.7%		1,264,991,290

Cash and Receivables (Net)			1.3%		17,105,531

Net Assets			100.0%		1,282,096,821

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.

c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

d	Variable rate demand note—rate shown is the interest rate in effect at November 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	36.6
AA		Aa		AA	35.6
A		A		A	8.4
BBB		Baa		BBB	11.3
F1		MIG1/P1		SP1/A1	2.3
Not Rated[e]		Not Rated[e]		Not Rated[e]	5.8
					100.0

† Based on total investments.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,355,494,602	1,264,991,290
Interest receivable		22,387,500
Receivable for shares of Common Stock subscribed		206,593
Prepaid expenses		70,756
		1,287,656,139

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		766,600
Cash overdraft due to Custodian		3,403,706
Payable for shares of Common Stock redeemed		1,272,482
Accrued expenses		116,530
		5,559,318

Net Assets ($)		1,282,096,821

Composition of Net Assets ($):
Paid-in capital		1,382,514,954
Accumulated undistributed investment income—net		60,861
Accumulated net realized gain (loss) on investments		(9,975,682)
Accumulated net unrealized appreciation
(depreciation) on investments		(90,503,312)

Net Assets ($)		1,282,096,821

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	107,033,059	1,661,176	6,294,097	1,167,108,489
Shares Outstanding	8,133,478	126,238	478,348	88,704,556

Net Asset Value
Per Share ($)	13.16	13.16	13.16	13.16

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS Six Months Ended November 30, 2008 (Unaudited)

Investment Income ($):
Interest Income	34,943,376
Expenses:
Management fee—Note 3(a)	4,153,853
Shareholder servicing costs—Note 3(c)	669,715
Interest and expense related to floating rate notes issued—Note 4	320,939
Directors’ fees and expenses—Note 3(d)	52,757
Custodian fees—Note 3(c)	47,813
Professional fees	46,423
Distribution fees—Note 3(b)	28,400
Registration fees	27,989
Prospectus and shareholders’ reports	14,728
Loan commitment fees—Note 2	6,224
Miscellaneous	40,912
Total Expenses	5,409,753
Less—reduction in fees due to earnings credits—Note 1(b)	(17,656)
Net Expenses	5,392,097
Investment Income—Net	29,551,279

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,415,193
Net unrealized appreciation (depreciation) on investments	(125,312,003)
Net Realized and Unrealized Gain (Loss) on Investments	(123,896,810)
Net (Decrease) in Net Assets Resulting from Operations	(94,345,531)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008

Operations ($):
Investment income—net	29,551,279	59,907,978
Net realized gain (loss) on investments	1,415,193	(4,123,292)
Net unrealized appreciation
(depreciation) on investments	(125,312,003)	(26,204,245)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(94,345,531)	29,580,441

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,327,488)	(4,030,326)
Class B Shares	(39,849)	(135,338)
Class C Shares	(99,625)	(160,002)
Class Z Shares	(27,023,456)	(55,483,833)
Total Dividends	(29,490,418)	(59,809,499)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	18,621,871	33,647,333
Class B Shares	32,032	237,250
Class C Shares	2,400,715	3,491,654
Class Z Shares	44,390,601	102,418,126
Net assets received in connection
with reorganization—Note 1	—	234,673,907
Dividends reinvested:
Class A Shares	1,600,769	2,813,702
Class B Shares	31,187	102,435
Class C Shares	59,947	97,206
Class Z Shares	18,904,603	38,618,108
Cost of shares redeemed:
Class A Shares	(14,144,043)	(18,527,468)
Class B Shares	(1,316,521)	(2,560,475)
Class C Shares	(1,380,556)	(2,174,137)
Class Z Shares	(97,332,880)	(159,110,398)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(28,132,275)	233,727,243
Total Increase (Decrease) in Net Assets	(151,968,224)	203,498,185

Net Assets ($):
Beginning of Period	1,434,065,045	1,230,566,860
End of Period	1,282,096,821	1,434,065,045
Undistributed investment income—net	60,861	—

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008

Capital Share Transactions:
Class Aa
Shares sold	1,323,169	2,321,399
Shares issued for dividends reinvested	116,460	194,550
Shares redeemed	(1,049,123)	(1,276,288)
Net Increase (Decrease) in Shares Outstanding	390,506	1,239,661

Class Ba
Shares sold	2,291	16,457
Shares issued for dividends reinvested	2,253	7,079
Shares redeemed	(93,342)	(176,221)
Net Increase (Decrease) in Shares Outstanding	(88,798)	(152,685)

Class C
Shares sold	173,890	241,836
Shares issued for dividends reinvested	4,350	6,721
Shares redeemed	(100,285)	(150,560)
Net Increase (Decrease) in Shares Outstanding	77,955	97,997

Class Z
Shares sold	3,178,104	7,055,682
Shares issued in connection with
reorganization—Note 1	—	16,005,568
Shares issued for dividends reinvested	1,373,911	2,670,633
Shares redeemed	(7,088,439)	(10,957,549)
Net Increase (Decrease) in Shares Outstanding	(2,536,424)	14,774,334

a	During the period ended November 30, 2008, 7,057 Class B shares representing $100,227, were automatically converted to 7,057 Class A shares and during the period ended May 31, 2008, 83,715 Class B shares representing $1,218,554 were automatically converted to 83,715 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended		Year Ended May 31,
	November 30, 2008
Class A Shares	(Unaudited)	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	14.40	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net[b]	.29	.57	.57	.58	.34
Net realized and unrealized
gain (loss) on investments	(1.25)	(.32)	.11	(.37)	.12
Total from Investment Operations	(.96)	.25	.68	.21	.46
Distributions:
Dividends from investment income—net	(.28)	(.57)	(.57)	(.58)	(.34)
Dividends from net realized
gain on investments	—	—	(.01)	(.01)	(.09)
Total Distributions	(.28)	(.57)	(.58)	(.59)	(.43)
Net asset value, end of period	13.16	14.40	14.72	14.62	15.00

Total Return (%)[c]	(6.71)[d]	1.78	4.75	1.44	3.12

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97[e]	1.02	1.06	1.04	1.03[e]
Ratio of net expenses
to average net assets	.97[e,f]	1.02[f]	1.05	1.01	1.02[e]
Ratio of net investment income
to average net assets	4.08[e]	3.96	3.87	3.90	3.77[e]
Portfolio Turnover Rate	11.96[d]	43.66	43.68	35.92	38.73

Net Assets, end of period ($ x 1,000)	107,033	111,504	95,698	81,579	87,976

a	From October 21, 2004 (commencement of initial offering) to May 31, 2005.

b	Based on average shares outstanding at each month end.

c	Exclusive of sales charge.

d	Not annualized.

e	Annualized.

f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Year Ended May 31,
	November 30, 2008
Class B Shares	(Unaudited)	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	14.40	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net[b]	.24	.49	.49	.50	.30
Net realized and unrealized
gain (loss) on investments	(1.23)	(.32)	.12	(.37)	.12
Total from Investment Operations	(.99)	.17	.61	.13	.42
Distributions:
Dividends from investment income—net	(.25)	(.49)	(.50)	(.50)	(.30)
Dividends from net realized
gain on investments	—	—	(.01)	(.01)	(.09)
Total Distributions	(.25)	(.49)	(.51)	(.51)	(.39)
Net asset value, end of period	13.16	14.40	14.72	14.62	15.00

Total Return (%)[c]	(6.96)[d]	1.22	4.20	.93	2.82

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[e]	1.58	1.58	1.56	1.54[e]
Ratio of net expenses
to average net assets	1.52[e,f]	1.57	1.58[f]	1.51	1.51[e]
Ratio of net investment income
to average net assets	3.54[e]	3.40	3.35	3.39	3.29[e]
Portfolio Turnover Rate	11.96[d]	43.66	43.68	35.92	38.73

Net Assets, end of period ($ x 1,000)	1,661	3,097	5,411	6,626	9,534

a	From October 21, 2004 (commencement of initial offering) to May 31, 2005.

b	Based on average shares outstanding at each month end.

c	Exclusive of sales charge.

d	Not annualized.

e	Annualized.

f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

	Six Months Ended		Year Ended May 31,
	November 30, 2008
Class C Shares	(Unaudited)	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	14.40	14.72	14.62	15.00	14.97
Investment Operations:
Investment income—net[b]	.23	.46	.46	.46	.27
Net realized and unrealized
gain (loss) on investments	(1.24)	(.32)	.11	(.37)	.12
Total from Investment Operations	(1.01)	.14	.57	.09	.39
Distributions:
Dividends from investment income—net	(.23)	(.46)	(.46)	(.46)	(.27)
Dividends from net realized
gain on investments	—	—	(.01)	(.01)	(.09)
Total Distributions	(.23)	(.46)	(.47)	(.47)	(.36)
Net asset value, end of period	13.16	14.40	14.72	14.62	15.00

Total Return (%)[c]	(7.08)[d]	1.00	3.95	.67	2.67

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.75[e]	1.79	1.82	1.80	1.77[e]
Ratio of net expenses
to average net assets	1.75[e,f]	1.79[f]	1.81	1.77	1.76[e]
Ratio of net investment income
to average net assets	3.29[e]	3.18	3.10	3.13	3.01[e]
Portfolio Turnover Rate	11.96[d]	43.66	43.68	35.92	38.73

Net Assets, end of period ($ x 1,000)	6,294	5,767	4,451	3,054	2,867

a	From October 21, 2004 (commencement of initial offering) to May 31, 2005.

b	Based on average shares outstanding at each month end.

c	Exclusive of sales charge.

d	Not annualized.

e	Annualized.

f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended			Year Ended May 31,
Class Z	November 30, 2008
Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	14.40	14.71	14.61	15.00	14.39	15.28
Investment Operations:
Investment income—net[a]	.30	.61	.61	.61	.58	.58
Net realized and
unrealized gain
(loss) on investments	(1.24)	(.31)	.11	(.38)	.71	(.76)
Total from Investment
Operations	(.94)	.30	.72	.23	1.29	(.18)
Distributions:
Dividends from
investment income—net	(.30)	(.61)	(.61)	(.61)	(.59)	(.57)
Dividends from net realized
gain on investments	—	—	(.01)	(.01)	(.09)	(.14)
Total Distributions	(.30)	(.61)	(.62)	(.62)	(.68)	(.71)
Net asset value,
end of period	13.16	14.40	14.71	14.61	15.00	14.39

Total Return (%)	(6.61)[b]	2.08	4.97	1.57	9.10	(1.16)

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.76[c]	.81	.84	.81	.78	.73
Ratio of net expenses
to average net assets	.76[c,d]	.80	.83	.81	.78	.73
Ratio of net investment
income to average
net assets	4.29[c]	4.19	4.09	4.10	3.96	3.93
Portfolio Turnover Rate	11.96[b]	43.66	43.68	35.92	38.73	56.87

Net Assets,
end of period
($ x 1,000)	1,167,108	1,313,697	1,125,008	1,155,038	1,237,623	1,004,253

a	Based on average shares outstanding at each month end.

b	Not annualized.

c	Annualized.

d	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus California AMT-Free Municipal Bond Fund (the “fund”) is a series of Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with a high level of current income exempt from federal and California state income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Trustees held on July 25, 2008, the Board approved, effective December 1, 2008, a proposal to create a new series, named Dreyfus California AMT-Free Municipal Bond Fund, under the Company. Shares of the Company’s Common Stock were designated as shares of Common Stock of the fund.This change had no impact on shareholders.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

As of the close of business on June 5, 2007, pursuant to an Agreement and Plan of reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to liabilities, of Dreyfus California Intermediate Municipal Bond Fund (the “Acquired Fund”) were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of the Acquired Fund received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in that fund at the time of the exchange.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s net asset value on the close of business on June 5, 2007 was $14.66 per share for class Z shares, and a total of 16,005,568 Class Z shares representing net assets of $234,673,907 (including $3,116,274 net unrealized appreciation on investments) were issued to shareholders of the Acquired Fund in the exchange. The exchange was a tax-free event to the Acquired Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized). Class B (100 million shares authorized), Class C (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General California Municipal Bond Fund, California Municipal Income, Inc. and Dreyfus California Intermediate Municipal Bond Fund, as a result of the reorganization of such funds. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	1,264,991,290	0
Level 3—Significant
Unobservable Inputs	0	0
Total	1,264,991,290	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains could be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended November 30, 2008.

As of and during the period ended November 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years for the three-year period ended May 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $10,542,778 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2008. If not applied, $6,738,775 of the carryover expires in fiscal 2011, $187,278 expires in fiscal 2014 and $3,616,725 expires in fiscal 2016. Based on certain provisions in the code, $6,926,053 of these losses acquired from fund mergers are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2008 was as follows: tax exempt income $59,809,499. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average net assets of Class Z, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2008, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2008, the Distributor retained $3,406 and $113 from commissions earned on sales of the fund’s Class A and Class Z shares and $871 and $6,220 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2008, Class B and Class C shares were charged $5,650 and $22,750, respectively, pursuant to the Plan.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of the average daily net assets of their shares, for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2008, Class A, Class B and Class C shares were charged $142,792, $2,825 and $7,583, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2008, Class Z shares were charged $214,000 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2008, the fund was charged $174,818 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2008, the fund was charged $13,807 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2008, the fund was charged $47,813 pursuant to the custody agreement.

During the period ended November 30, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $643,709, Rule 12b-1 distribution plan fees $4,411, shareholder services plan fees $13,365, custodian fees $43,844, chief compliance officer fees $2,466 and transfer agency per account fees $58,805.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2008, amounted to $160,795,872 and $160,483,566, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average daily amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2008, was approximately $14,833,000, with a related weighted average annualized interest rate of 4.65% .

At November 30, 2008, accumulated net unrealized depreciation on investments was $90,503,312, consisting of $28,215,519 gross unrealized appreciation and $118,718,831 gross unrealized depreciation.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

At a meeting of the fund’s Board of Directors held on November 10, 2008, the Board approved, effective December 15, 2008, a proposal to authorize the fund to offer an additional class of shares, to be designated Class I shares.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 10-11, 2008, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended August 31, 2008, as well as comparisons of total return performance for various periods ended August 31, 2008 and yield performance for one-year periods ended August 31st for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of August 31, 2008.The Board reviewed the range of management fees and expense ratios (for the Fund’s Class A shares) of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and the fund’s actual management fee was higher than the Expense Group median and Expense Universe medians. The Board also noted that the fund’s total expense ratio was higher than the Expense Group and Expense Universe medians.

With respect to the fund’s performance, because the fund’s Class A shares have only three years of performance history, the Board also reviewed performance results for the fund’s Class Z shares, which is the fund’s oldest share class.The Board noted that Class Z shares of the fund achieved second quartile (the first quartile being the highest performance ranking group) total return rankings in the Performance Group for each reported time period up to 4 years, and that the fund achieved first quartile total return rankings in the Performance Group for the reported 5-year and 10-year periods in the Performance Group, as well as first quartile rankings in the Performance Universe for each reported time period up to 10 years.The Board noted that Class A shares performance was somewhat lower than the Class Z performance, and was lower than the Performance Group median for two of the three reported time periods but higher than the Performance Universe median for each of the three reported time periods.The Board further noted that total return for the fund’s Class Z shares was higher than the fund’s Lipper category average return for 9 of the past 10 calendar years.

The Board also received a presentation from the Manager which described the significant difference in municipal bond total return performance results for periods ended August 31, 2008 and September 30, 2008, and the Manager provided the Board with information indicating the fund’s improved total return ranking for the 1-year period ended September 30, 2008.

On a yield performance basis, the Board noted that the fund’s 1-year yield performance for Class Z shares for the past 10 annual periods was at or lower than the Performance Group median for 9 of the 10 reported annual periods, and variously at, higher, and lower than the Performance Universe median, for each reported annual period.They also noted that the 1-year yield performance for Class A shares for the past two annual periods was lower than the Performance Group and Performance Universe medians.

Representatives of the Manager noted that there were no similarly managed mutual funds, institutional separate accounts, or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies and, as to mutual funds only, reported in the same Lipper category, as the fund.

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2009 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND A series of Dreyfus Premier California AMT-Free Municipal Bond Fund Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)